Accounts receivable, net	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Accounts receivable, net
5.	Accounts receivable, net
Components of accounts receivable are as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Other trade receivables (Note a)	5,302,391	1,051,707
Delivery service providers (Note b)	297,242	—
Others (Note c)	192,642	355,837

Subtotal	5,792,275	1,407,544

Less: allowance for doubtful accounts	(117,544)	(111,778)

Total	5,674,731	1,295,766

Note:
(a)	The Group provides consumer financing to certain customers as part of the Group’s Internet financing business. As of December 31, 2018 and 2019, RMB 1.2 billion and nil
receivables from customer financing were collateralized for the issuance of asset-backed debts, respectively. Details of the securitization debt are set out in Note
1
8
.
(b)	For certain sales transactions, third
-
party delivery service providers will collect payments from the Group’s customers upon delivery of goods, and remit such payments back to the Group on a periodic basis.
(c)	Others mainly represent receivables from online promotional and advertising services as well as warehousing services to the Group’s vendors.
The movement of allowance for doubtful debts during the years are as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Allowance for doubtful accounts:
Balance at beginning of the year	(46,209)	(124,891)	(117,544)
Provision for allowance during the year	(111,183)	(166,396)	(155,242)
Write-offs during the year	32,501	173,743	161,008

Balance at end of the year	(124,891)	(117,544)	(111,778)